Related Party Transaction	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transaction

NOTE 7 – RELATED PARTY TRANSACTION

On May 23, 2017, GP Michigan, LLC entered into a contract with Tiber Creek Corporation for a myriad of services, one of which entails the change in control of the Company. The agreement also provides that Tiber Creek will effect a registration statement under the Securities Act of 1933 for the Company, will advise the Company on its structure and operations in order to effectively enter the public market, will introduce it to the brokerage and financial a community, and will assist it in locating a broker to file a Form 15c-211 application with FINRA for the public trading of its securities. GP Michigan agreed to pay Tiber Creek Corporation $80,000 for those services, of which $48,000 was recorded to prepaid expenses and $32,000 to professional fees on behalf of the Company.